Assets by Operating Segment - Consolidated assets by Business Area (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Current assets	$ 27,812	$ 37,062
Non-current assets	201,928	185,006
Long-term receivables	17,691	22,059
Investments	5,499	2,759
Property, plant and equipment	159,265	157,383	$ 176,650
Intangible assets	19,473	2,805	2,340
Total Assets	229,740	222,068
Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	137,313	128,457
Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	21,952	28,926	$ 42,521
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Current assets	5,734	5,324
Non-current assets	148,546	126,989
Long-term receivables	6,456	8,115
Investments	592	650
Property, plant and equipment	122,496	116,153
Intangible assets	19,002	2,071
Total Assets	154,280	132,313
Operating segments [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Current assets	12,273	11,964
Non-current assets	31,248	32,119
Long-term receivables	3,299	3,286
Investments	1,109	1,303
Property, plant and equipment	26,710	27,356
Intangible assets	130	174
Total Assets	43,521	44,083
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Current assets	1,932	2,027
Non-current assets	10,781	13,582
Long-term receivables	1,369	1,525
Investments	1,067	757
Property, plant and equipment	8,181	11,057
Intangible assets	164	243
Total Assets	12,713	15,609
Operating segments [member] | Corporate [member]
Disclosure of operating segments [line items]
Current assets	12,700	21,404
Non-current assets	11,390	12,120
Long-term receivables	6,567	8,898
Investments	2,731	49
Property, plant and equipment	1,915	2,856
Intangible assets	177	317
Total Assets	24,090	33,524
Operating segments [member] | Operating assets [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	106,331	93,172
Operating segments [member] | Operating assets [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	23,630	24,347
Operating segments [member] | Operating assets [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	5,605	8,517
Operating segments [member] | Operating assets [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,784	2,460
Operating segments [member] | Assets under construction [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	16,165	22,981
Operating segments [member] | Assets under construction [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	3,080	3,009
Operating segments [member] | Assets under construction [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	2,576	2,540
Operating segments [member] | Assets under construction [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	131	396
Eliminations [member]
Disclosure of operating segments [line items]
Current assets	(4,827)	(3,657)
Non-current assets	(37)	196
Long-term receivables	0	235
Property, plant and equipment	(37)	(39)
Total Assets	(4,864)	(3,461)
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ (37)	$ (39)